First Trust Dorsey Wright Dynamic Focus 5 ETF Investment Strategy - First Trust Dorsey Wright Dynamic Focus 5 ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 80% of its net assets (including investment borrowings) in the exchange-traded funds (“ETFs”) that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The ETFs comprising the Index selection universe are advised by First Trust Advisors L.P., the Fund’s investment advisor (“First Trust” or the “Advisor”). There may be ETFs not advised by First Trust that provide similar exposure or employ similar investment strategies that have lower fees or better performance over certain time periods that are not included in the Index. First Trust receives advisory fees from the ETFs which it would not otherwise receive if the ETFs were not constituents of the Index. The Index is owned and was developed by Dorsey Wright & Associates, LLC (the “Index Provider”). The Index Provider has retained Nasdaq, Inc. to calculate and maintain the Index. Nasdaq, Inc. may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity. According to the Index Provider, the Index is designed to track the performance of five sector- and industry-based exchange-traded funds from the First Trust Portfolios product line that demonstrate powerful relative strength characteristics. The Index is designed to provide targeted exposure to the five ETFs that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe. To be eligible for inclusion in the Index, a security must be an ETF sponsored by First Trust Portfolios. It must be either the First Trust Enhanced Short Maturity ETF ("FTSM"), an ultra-short duration ETF, or one that is designed to target a specific sector or industry group or that has a significant overweight toward a particular sector or industry group. Security eligibility is determined at the sole discretion of the Index Provider. FTSM is also evaluated and its inclusion and weight in the Index is adjusted based upon its rank relative to the selection universe of sector and industry-based ETFs chosen by the Index. According to the Index Provider, relative strength measures a security's performance relative to that of other securities, benchmarks or broad market indexes. Relative strength is a momentum technique that relies on unbiased, unemotional, objective data, rather than biased forecasting and subjective research. Relative strength is a way of recording historical performance patterns, and the Index Provider uses relative strength signals as an indicator for current momentum trends of a security relative to others. The Index uses the price data of the selected First Trust sector- and industry-based ETFs to perform the relative strength analysis. When determining relative strength, the Index Provider takes into account a variety of factors to track movements and trends of securities prices over various time periods. The Index is composed of five ETFs representing at least three broad sectors, defined as the primary weight-holding sector within an ETF, and in certain situations also contains FTSM. The ETFs held by the Fund may invest in non-U.S. securities, including depositary receipts, companies with various market capitalizations and growth and value stocks. The Fund may also invest in ETFs which invest in asset-backed securities, floating-rate securities, mortgage-related securities, non-agency securities and U.S. government securities. According to the Index Provider, security selection for the Index will be conducted in the following manner: 1.The selection universe of the Index begins with all of the First Trust ETFs. 2.The Index then narrows the eligible universe to FTSM and the First Trust ETFs that are designed to target a specific sector or industry group, or that have a significant overweight towards a particular sector or industry group, as determined by the Index Provider. 3.The sector- and industry-based First Trust ETFs are then ranked using a relative strength methodology that is based upon each ETF’s market performance. 4.The Index Provider then selects the five top-ranking First Trust sector- and industry-based ETFs based on current Index constituency and the Index Provider's proprietary relative strength methodology. The Index will always be comprised of five First Trust sector- and industry-based ETFs. 5.The Index is reconstituted on a semi-monthly basis (occurring in the second and fourth weeks of the month containing a Friday with the exception of the month of December wherein the Index holdings are evaluated once, on the second week of the month containing a Friday). The Index is rebalanced in conjunction with the Index reconstitution. The five First Trust sector- and industry-based ETFs are given equal weight in the Index. 6.FTSM is selected for Index inclusion if its relative strength ranking is among the top 67% of all rankings. FTSM's target Index weight is equal to its percentile rank, subject to a 33 percentage point maximum change in weight from one rebalance to the next. The Index is rebalanced and reconstituted periodically and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s periodic rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Index was composed of the following First Trust ETFs:●First Trust Dow Jones Internet Index Fund ●First Trust Enhanced Short Maturity ETF ●First Trust Financials AlphaDEX® Fund ●First Trust Indxx Aerospace & Defense ETF ●First Trust Nasdaq Semiconductor ETF ●First Trust Utilities AlphaDEX® Fund The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. FTSM FTSM’s investment objective is to seek current income, consistent with preservation of capital and daily liquidity. Under normal market conditions, FTSM intends to achieve its investment objective by investing at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed and variable rate debt securities, including securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities, residential and commercial mortgage-backed securities, asset-backed securities, U.S. corporate bonds, fixed income securities issued by non-U.S. corporations and governments, municipal obligations, privately issued securities and other debt securities bearing fixed or floating interest rates. FTSM may also invest in money market securities. FTSM intends to limit its investments in privately-issued, non-agency sponsored mortgage- and asset-backed securities, and ‘AAA’-rated collateralized loan obligations (“CLOs”) to 35% of its net assets. FTSM may invest up to 10% of its net assets in ‘AAA’-rated CLOs. Under normal market conditions, FTSM’s portfolio is expected to have an average duration of less than one year and an average maturity of less than three years. Additional information regarding FTSM, including its prospectus and most recent annual report, is available without charge by visiting http://www.ftportfolios.com/Retail/Etf/EtfFundNews.aspx?Ticker=FTSM.